UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL  60089-1976


Form 13F File Number:  28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael E. Leonetti
Title:            CEO
Phone:            847/520-0999

Signature, Place, and Date of Signing:

         /s/ Michael E. Leonetti         Buffalo Grove, IL      07/05/01
         -----------------------         -----------------      --------
         [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                      0
                                                --------------------------------

Form 13F Information Table Entry Total:                                43
                                                --------------------------------

Form 13F Information Table Value Total:             $             333,462
                                                --------------------------------
                                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 Leonetti & Associates, Inc.
                                                         FORM 13F
                                                        30-Sep-00

                            TITLE OF                    VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              CLASS            CUSIP    (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------        --------- ----------- ---------  ---  ----  ------- --------  --------- --------  ------
3Com Corp                    COM          885535104       1,380    71,901   SH           Sole                               71,901
AOL Time Warner              COM          00184A105      14,836   276,023   SH           Sole               24,000         252,023
AT&T-Liberty Media Grp A     COM          001957208       2,012   111,800   SH           Sole                              111,800
American Express             COM          025816109         304     5,000   SH           Sole                5,000
American Home Products       COM          026609107      11,091   196,080   SH           Sole               29,800         166,280
American International Grou  COM          026874107       4,689    49,000   SH           Sole                9,000          40,000
American Standard            COM          029712106         400     9,000   SH           Sole                9,000
Ballard Power Systems Inc    COM          05858H104         219     2,000   SH           Sole                2,000
Bank of New York Inc         COM          064057102       8,251   147,180   SH           Sole                4,000         143,180
Cisco Systems Inc            COM          17275R102      24,557   444,476   SH           Sole               32,000         412,476
Citigroup Inc                COM          172967101      24,408   451,470   SH           Sole               38,665         412,805
Commerce One Inc             COM          200693109       1,664    21,200   SH           Sole                2,000          19,200
E M C Corp                   COM          268648102      23,245   234,500   SH           Sole               18,500         216,000
Genentech Inc                COM          368710406       4,976    26,800   SH           Sole                2,000          24,800
General Electric Co          COM          369604103      30,396   526,915   SH           Sole               34,500         492,415
Harley Davidson Inc          COM          412822108       8,777   183,340   SH           Sole               24,000         159,340
Home Depot Inc               COM          437076102       7,475   140,879   SH           Sole               10,000         130,879
I2 Technologies Inc          COM          465754109         374     2,000   SH           Sole                2,000
Intel Corp                   COM          458140100      19,017   457,558   SH           Sole               30,600         426,958
JDS Uniphase Corp            COM          46612J101       1,307    13,800   SH           Sole                1,000          12,800
Lucent Technologies          COM          549463107       8,796   287,808   SH           Sole               18,312         269,496
MBNA Corp                    COM          55262L100       2,472    64,220   SH           Sole                               64,220
Medtronic Inc                COM          585055106       2,290    44,200   SH           Sole                5,000          39,200
Merrill Lynch & Co Inc       COM          590188108         858    13,000   SH           Sole               13,000
Morgan Stan Dean Wittr       COM          617446448      13,176   144,100   SH           Sole                3,000         141,100
Nokia Corp                   COM          654902204      15,441   387,840   SH           Sole                4,800         383,040
Nortel Networks New          COM          656568102       4,366    73,300   SH           Sole                4,000          69,300
Northern Trust Corp          COM          665859104       1,333    15,000   SH           Sole               15,000
Oracle Corp                  COM          68389X105      18,300   232,375   SH           Sole               29,000         203,375
Palm Inc                     COM          696642107       6,558   123,873   SH           Sole                4,000         119,873
Paychex Inc                  COM          704326107         630    12,000   SH           Sole               12,000
Pepsico Inc                  COM          713448108       3,864    84,000   SH           Sole               10,000          74,000
Sun Microsystems             COM          866810104      25,328   216,940   SH           Sole               24,000         192,940
Sysco Corp                   COM          871829107       2,862    61,800   SH           Sole               10,000          51,800
Tribune Co                   COM          896047107       6,169   141,400   SH           Sole               22,000         119,400
United Technologies          COM          913017109         693    10,000   SH           Sole               10,000
Verisign Inc                 COM          92343E102       3,687    18,200   SH           Sole                1,000          17,200
Viacom Inc Cl B              CL B         925524308       6,191   105,821   SH           Sole                              105,821
Vivendi Universal ADR        ADR          92851S204       1,592   107,500   SH           Sole               10,000          97,500
Wal-Mart                     COM          931142103       5,481   113,890   SH           Sole               10,000         103,890
Walgreen Co                  COM          931422109       2,151    56,700   SH           Sole               10,000          46,700
Walt Disney                  COM          254687106       6,356   166,180   SH           Sole               14,000         152,180
Wells Fargo & Co             COM          949746101       5,490   119,500   SH           Sole                              119,500
REPORT SUMMARY                43         DATA RECORDS   333,462
